ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Credit losses from continuing operations	$ 1,645,469	$ 40,018
Reversed credit losses				$ 21,946,806
Recorded credit losses			$ 744,518	$ 1,892,597	$ 27,469,288